Forward Purchase Agrement (Details) - USD ($)					2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	May 13, 2024	Dec. 31, 2023	Nov. 02, 2023	Nov. 02, 2023	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Nov. 14, 2023	Dec. 31, 2023	Dec. 31, 2022
Forward Purchase Agreements [Line Items]
Percentage of prepayment shortfall			0.50%	100.00%
Dilutive offering divided (in Dollars per share)											$ 10
FPA Seller shares received (in Shares)		90,000			90,000						90,000
Purchase price, per share (in Dollars per share)		$ 10.95			$ 10.95						$ 10.95
Fair value of the prepayment		$ 6,067,094									$ 14,257,648
Fair value of the maturity consideration		1,704,416						$ 1,704,416
Change in fair value of forward purchase agreement					$ 3,268,581	$ (4,209,294)		$ (4,534,766)
Number of trading days								5 days
Additional paid-in capital		$ 6,067,094			$ 6,067,094						$ 6,067,094
Inception of agreement								$ 5,628,863
Forward Purchase Agreement [Member]
Forward Purchase Agreements [Line Items]
Percentage of prepayment shortfall				0.50%
FPA Seller shares received (in Shares)		504,425			504,425						504,425
Purchase price											$ 545,356
Purchase price, per share (in Dollars per share)		$ 10.95			$ 10.95						$ 10.95
Fees and expenses											$ 1,004,736
Share price (in Dollars per share)		$ 3			$ 3						$ 3
Fair value of the prepayment											$ 6,066,324
Reset Price [Member]
Forward Purchase Agreements [Line Items]
Reset price (in Dollars per share)											$ 10
Recycled Shares [Member]
Forward Purchase Agreements [Line Items]
FPA Seller shares received (in Shares)		50,070			50,070						50,070
Successor [Member]
Forward Purchase Agreements [Line Items]
Change in fair value of forward purchase agreement					$ 3,268,581
Forward Purchase Agreement [Member]
Forward Purchase Agreements [Line Items]
Percentage of prepayment shortfall			100.00%
Reset price (in Dollars per share)								$ 10
Dilutive offering divided (in Dollars per share)								10
Purchase price, per share (in Dollars per share)						$ 10.95		10.95
Share price (in Dollars per share)						$ 3		$ 3
Fair value of the prepayment											$ 6,066,324
Change in fair value of forward purchase agreement						$ (4,209,294)		$ (4,534,766)
After the date of the closing of the purchase								3 years
Recycled shares (in Shares)								50,070
Purchase price								$ 545,356
Purchase an additional shares (in Shares)	504,525							504,425
Redemption date of the acquisition term								3 years
Number of trading days								10 days
Consecutive trading day period								30 years